ACCUMULATED OTHER COMPREHENSIVE LOSS ATTRIBUTABLE TO SHAREHOLDERS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ACCUMULATED OTHER COMPREHENSIVE LOSS
Beginning balance	$ 1,420.4	$ 2,027.8	$ 1,406.4
Other comprehensive income (loss)	126.0	(72.3)	20.0
Ending balance	1,562.0	1,420.4	2,027.8
Accumulated other comprehensive loss
ACCUMULATED OTHER COMPREHENSIVE LOSS
Beginning balance	(131.1)	(61.9)	(81.3)
Other comprehensive income (loss)	114.2	(69.2)	19.4
Ending balance	(16.9)	(131.1)	(61.9)
Cash flow hedges
ACCUMULATED OTHER COMPREHENSIVE LOSS
Beginning balance	29.6	40.3	(30.3)
Other comprehensive income (loss)	3.1	(10.7)	70.6
Ending balance	$ 32.7	29.6	40.3
Expected reversal period	7 years 6 months
Translation of investments in foreign associates
ACCUMULATED OTHER COMPREHENSIVE LOSS
Beginning balance	$ 0.0	0.0	0.0
Other comprehensive income (loss)	(17.6)	0.0	0.0
Ending balance	(17.6)	0.0	0.0
Defined benefit plans
ACCUMULATED OTHER COMPREHENSIVE LOSS
Beginning balance	(160.7)	(102.2)	(51.0)
Other comprehensive income (loss)	127.1	(58.5)	(51.2)
Ending balance	(33.6)	(160.7)	(102.2)
Equity investment
ACCUMULATED OTHER COMPREHENSIVE LOSS
Beginning balance	0.0	0.0	0.0
Other comprehensive income (loss)	1.6	0.0	0.0
Ending balance	$ 1.6	$ 0.0	$ 0.0